Earnings Per Share - Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic EPS:
Net income	$ 586,185	$ 319,638	$ 364,044
Less income allocated to nonvested awards	(1,373)	(1,557)	(3,164)
Net income allocated to common stock for EPS calculation	$ 584,812	$ 318,081	$ 360,880
Nonvested awards (in shares)	183,309	182,744	182,465
Basic EPS	$ 3.19	$ 1.74	$ 1.98
Diluted EPS:
Net income	$ 586,185	$ 319,638	$ 364,044
Less income allocated to nonvested awards	(1,373)	(1,557)	(3,148)
Add income allocated to nonvested awards	1,373	1,557
Net income allocated to common stock for EPS calculation	$ 586,185	$ 319,638	$ 360,896
Average common shares outstanding	183,309	182,744	182,465
Increase due to assumed issuance of shares related to common equivalent shares outstanding	1,162	813	1,157
Average nonvested awards	959	891
Average common and common equivalent shares outstanding	185,430	184,448	183,622
Diluted EPS	$ 3.16	$ 1.73	$ 1.97